SEGMENT REPORTING (Details 1) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Revenues	$ 321,703,932	$ 262,841,886	$ 174,089,196
PRC [Member]
Revenues	297,154,293	262,212,528	173,533,701
Non-PRC (including Hong Kong) [Member]
Revenues	$ 24,549,639	$ 629,358	$ 555,495